Segment Information - Summary of Reportable Segments Financial Information (Details) - AUD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Statement Line Items [Line Items]
Other	$ 447,756		$ 338,588
Profit/(loss)	(2,647,698)	$ (3,028,861)	(3,123,372)
Assets	4,343,606	4,343,606		$ 3,265,005
Liabilities	(1,481,301)	(1,481,301)		(1,493,799)
Business Segments [Member]
Statement Line Items [Line Items]
Sales	586		18,402
Other	447,756		338,588
Totals	448,342		356,990
Profit/(loss)	(2,647,698)		$ (3,123,372)
Assets	4,343,606	4,343,606		3,265,005
Liabilities	(1,481,301)	$ (1,481,301)		(1,493,799)
Amortisation/depreciation	(39,561)			(156,248)
Purchases of equipment	$ 2,521			$ 5,353